Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2020	2019
Cost:
Laboratory equipment	$1,256	$782
Computers	169	94
Office furniture & equipment	102	36
Leasehold improvements	712	152
Total cost	2,239	1,064
Accumulated depreciation:
Laboratory equipment	588	340
Computers	87	51
Office furniture & equipment	5	1
Leasehold improvements	78	24
Total accumulated depreciation	758	416
Depreciated cost	$1,481	$648

For the years ended December 31, 2020, 2019 and 2018, depreciation expenses were $286 thousand, $206 thousand and $121 thousand, respectively.